Debt (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Summary of Long-term Debt

Debt consisted of the following (in thousands):

	June 30, 2020	September 30, 2019
Term Loan Agreement due May 5, 2024—LIBOR + 3.75% (4.75% and 5.93% at June 30, 2020 and September 30, 2019, respectively) (includes a discount of $542 and $1,105 at June 30, 2020 and September 30, 2019, respectively)	$467,112	$808,507
Revolving Credit Facility through March 9, 2022—LIBOR + 1.75% (2.75% and 0.00% at June 30, 2020 and September 30, 2019, respectively)	44,000	—
2021 Senior Notes due October 1, 2021—Fixed at 8%	—	315,000

Total	511,112	1,123,507
Less: unamortized deferred financing fees	(4,456)	(11,890)
Less: current portion	—	(8,304)

Long-term debt—less current portion and unamortized deferred financing fees	$506,656	$1,103,313

Debt consisted of the following:

	As of September 30,
(In thousands)	2019	2018
Term Loan Agreement due May 5, 2024—LIBOR + 3.75% (5.93% and 6.25% at September 30, 2019 and September 30, 2018, respectively) (includes a discount of $1,105 and $1,346 at September 30, 2019 and 2018, respectively)	$808,507	$816,570
Revolving Credit Facility through March 9, 2022—LIBOR + 1.50%	—	—
Senior Notes due October 1, 2021—Fixed at 8.000%	315,000	315,000

Total	1,123,507	1,131,570
Less: unamortized deferred financing fees	(11,890)	(15,277)
Less: current portion	(8,304)	(8,304)

Long-term debt—less current portion and unamortized deferred financing fees	$1,103,313	$1,107,989

Summary of Maturities of Long Term Debt

As of June 30, 2020, the Company has scheduled fiscal year debt payments on the Term Loan Agreement and Revolving Credit Facility as follows (in thousands):

Remaining period of 2020	$—
2021	—
2022	44,000
2023	—
2024	467,654
Thereafter	—

Total	$511,654

As of September 30, 2019, CPG International LLC has scheduled fiscal year debt payments on the Term Loan Agreement and Senior Notes (excluding interest and debt discount) as follows:

Year Ended September 30,
(In thousands)
2020	$8,304
2021	8,304
2022	323,304
2023	8,304
2024	776,396
Thereafter	—

Total	$1,124,612

Summary of Interest Expense

Interest expense consisted of the following (in thousands):

	For the Nine Months Ended June 30,
	2020	2019
Interest expense
Term Loan	$35,584	$40,197
2021 Senior Notes	17,150	18,900
2025 Senior Notes	3,879	—
Revolving Credit Facility	1,434	751
Other	1,155	1,077
Amortization
Debt issue costs
Term Loan	4,620	1,485
2021 Senior Notes	880	1,056
2025 Senior Notes	180	—
Revolving Credit Facility	287	268
Original issue discounts	562	181
Capitalized interest	(849)	(702)

Interest expense	$64,882	$63,213

The following table provides the detail of interest expense for the respective periods.

	Years Ended September 30,
(In thousands)	2019	2018
Interest expense
Term Loan	$52,504	$38,285
Revolving Credit Facility	904	682
Senior Notes	25,200	25,200
Other	1,506	1,709
Amortization
Debt issue costs
Term Loan	1,980	1,397
Revolving Credit Facility	358	358
Senior Notes	1,407	1,407
Original issue discounts	241	178
Capitalized interest	(895)	(474)

Interest expense	$83,205	$68,742

2021 Senior Notes [Member]
Summary of Debt Instrument Redemption

The 2021 Senior Notes were redeemable in whole or in part, at any time after October 1, 2016 at the following redemption prices, if redeemed during the 12-month period beginning on October 1 of the years indicated below:

2016	106.0%
2017	104.0%
2018	102.0%
2019 and thereafter	100.0%

The Senior Notes may be redeemed in whole or in part, at any time after October 1, 2016 at the following redemption prices, if redeemed during the 12-month period beginning on October 1 of the years indicated below:

2016	106.0%
2017	104.0%
2018	102.0%
2019 and thereafter	100.0%

2025 Senior Notes [Member]
Summary of Debt Instrument Redemption

The 2025 Senior Notes were redeemable in whole or in part, at any time after May 15, 2022 at the following redemption prices, plus accrued and unpaid interest, if redeemed during the 12-month period beginning on May 15 of the years indicated below:

2022	104.750%
2023	102.375%
2024 and thereafter	100.000%